MILLENNIUM GROWTH FUND

                         MILLENNIUM GROWTH & INCOME FUND
                               Semi-Annual Report

                                December 31, 1998

                           Millennium RHIM Funds, Inc.
                       Growth Fund SCHEDULE OF INVESTMENTS
                                December 31, 1998
                                   (Unaudited)

          Shares                                                             Market Value
COMMON STOCKS - 66.87%
Applications Software - 4.24%
          10,000    i2 Technologies Inc.................................        $303,438
                                                                                --------
Computers-Integrated Systems - 3.38%
          2,500     Rambus Inc..........................................         241,562
                                                                                 -------
Computers-Micro - 6.14%
          6,000     Dell Computer Corp..................................         439,313
                                                                                 -------
Computer Software - 7.75%
          4,000     Microsoft Corp......................................         554,125
                                                                                 -------
Consulting Services - 7.35%
          20,000    USWeb Corp..........................................         526,250
                                                                                 -------
Electronic Components-Semi Conductors - 3.45%
          5,000     Novellus Systems Inc................................         247,031
                                                                                 -------
Internet Software - 1.66%
            500     Yahoo! Inc..........................................         118,453
                                                                                 -------
Networking Products - 5.84%
          4,500     Cisco Systems Inc...................................         417,797
                                                                                 -------
Printers & Related Products - 5.59%
         10,000     Electronics For Imaging Inc.........................         399,688
                                                                                 -------
Telecommunications Equipment - 21.47%
         20,000     Advanced Fibre Communication Inc....................         218,750
                                                                                 -------
         15,000     CIENA Corp..........................................         218,906
                                                                                 -------
          5,000+    Lucent Technologines Inc............................         550,000
                                                                                 -------
          8,000     Tellabs Inc.........................................         548,500
                                                                                 -------
                                                                               1,536,156
                                                                               ---------
                        TOTAL COMMON STOCKS
                        (Cost $3,939,463)                                      4,783,813
                                                                               ---------

                        Total Investments at Market
                        (Cost $3,939,463)                            66.87%    4,783,813

                        Other Assets less Liabilities                33.13%    2,369,765
                                                                     -----     ---------
                        Total Net Assets                            100.00%   $7,153,578
                                                                    ------    ----------
    The accompanying notes are an integral part of these financial statements



(1) Federal Tax Information: At December 31, 1998, the net unrealized appreciation based on cost for Federal Income tax purposes of $3,939,463 was as follows:

          Aggregate gross unrealized apprecation for all investments for
`         which there was an excess of value over cost................         $886,068
          Aggregate gross unrealized deprecation for all investments for which
          there was an excess of cost over value.................               (41,718)
                                                                                -------
          Net unrealized appreciation........................................  $844,350
                                                                                --------

                     + Denotes non-income producing security
    The accompanying notes are an integral part of these financial statements



                          Millennium RHIM Funds, Inc.
                              Growth & Income Fund
                             SCHEDULE OF INVESTMENTS
                                December 31, 1998
                                   (Unaudited)

           Shares                                                                    Market Value
COMMON STOCKS - 95.05%
Applications Software- 6.52%
          10,000 + i2 Technologies Inc..................................        $303,438
          20,000 + Manugistics Group Inc...............................          552,813
                                                                                 -------
Auto-Cars/Light Trucks - 2.80%
          15,000   Volkswagen AG ADR................................             237,243
          ------                                                                 -------
Commercial Services - 3.37%
          15,000 + Cendant Corp...........................................       285,937
          ------                                                                 -------
Computers-Micro - 4.31%
           5,000 + Dell Computer Corp...................................         366,094
           -----                                                                 -------
Computer Software - 3.26%
           2,000 + Microsoft Corp.........................................       277,062
           -----                                                                 -------
Consulting Services - 6.20%
          20,000 + USWeb Corp............................................        526,250
          ------                                                                 -------
Diversified Manufacturing Operations - 3.01%
          2,500    General Electric Co....................................       255,156
          -----                                                                  -------
Electronic Components-Semi Conductors - 9.76%
          1,000 +  Applied Materials Inc..................................        42,719
          3,600    Intel Corp.................................................   426,712
          1,200 +  Level One Communications Inc....................               42,638
          6,400 +  Novellus Systems Inc.................................         316,200
                                                                                 -------
                                                                                 828,269
                                                                                 -------
Internet Software - 7.54%
          4,000 +  America Online Inc....................................        640,000
          -----                                                                  -------
Medical-Drugs - 9.72%
          1,200    Merck & Co Inc.........................................       177,225
          1,600    Pfizer Inc.................................................   200,700
          4,000    Schering-Plough Corp................................          221,000
          3,000    Warner-Lambert Co...................................          225,562
          -----                                                                  -------
                                                                                 824,487
                                                                                 -------
    The accompanying notes are an integral part of these financial statements


Networking Products - 14.74%
          11,500 +  Cisco Systems Inc.....................................       1,067,703
          10,000 +  FORE Systems Inc....................................           182,813
          ------                                                                   -------
                                                                                 1,250,516
                                                                                 ---------
Printers & Related Products - 4.71%
          10,000 +  Electronics For Imaging Inc..........................          399,687
          ------                                                                   -------
Telecommunications Equipment - 19.11%
          34,000 +  Advanced Fibre Communication Inc...............                371,875
          15,000 +  CIENA Corp............................................         218,906
          2,400     Lucent Technologines Inc............................           264,000
          2,900     Nokia Oyj ADR.........................................         349,269
          6,000     Telefonaktiebolaget LM Ericsson ADR...........                 143,438
          4,000  +  Tellabs Inc............................................        274,250
          -----                                                                    -------
                                                                                 1,621,738
                                                                                 ---------
                               TOTAL COMMON STOCKS
                           (Cost $6,326,854)                                     8,065,252
                                 ----------                                      ---------
REPURCHASE AGREEMENTS - 2.30%
        195,000     Star Bank Repurchase Agreement
                          (Cost $195,000)                                          195,000
                                --------                                           -------

                          Total Investments at Market
                          (Cost $6,521,854)                           97.35%     8,260,252
                          Other Assets less Liabilities                2.65%       224,579
                                                                       ----        -------
                          Total Net Assets                           100.00%    $8,484,831
                                                                     ======     ==========

(1)  Federal Tax Information: At December 31, 1998, the net unrealized appreciation based on cost for Federal Income tax purposes of $6,056,395 was as follows:
                          Aggregate gross for all investments for of value over
                          cost.................                                 $2,385,297
                          Aggregate grossunrealized deprecation for all
                          investments for which there was an excess of cost
                          over value.................                             (181,439)
                                                                                  --------
                          Net unrealized appreciation......................     $2,203,858
                                                                                ==========

                     + Denotes non-income producing security

   The accompanying notes are an integral part of these financial statements.

        Millennium RHIM Funds, Inc. STATEMENT OF ASSETS AND LIABILITIES
                          December 31, 1998 (Unaudited)
                                                                                               GROWTH &
                                                                                  GROWTH        INCOME
ASSETS:
Investments in securities, at value
(cost $3,939,463 and $6,521,854,
respectively)(Note2).............................                               $4,783,813        $8,260,252
Cash..........................................................                   1,956,888               163
Receivable for securities sold.........................                            377,281           201,137
Receivable for fund shares sold......................                                8,738                 0
Interest & dividends.....................................                                0             1,861
Due from investment adviser (Note 4)...............                                21,1510
Other assets..............................................                          36,294            40,142
                                                                                    ------            ------
Total Assets...........................................                          7,184,165         8,503,555
                                                                                 ---------         ---------
LIABILITIES:
Payables:
     Fund shares redeemed...........................                            $      971        $        0
     Advisory fees (Note4)............................                                   0            18,724
     Dividends Payable.................................                             10,459                 0
     Other liabilities......................................                        19,157                 0
                                                                                    ------                 -
     Total Liabilities......................................                        30,587            18,724
                                                                                    ------            ------
     Net Assets............................................                     $7,153,578        $8,484,831
                                                                                ==========        ==========
NET ASSETS CONSIST OF:
     Additional paid in capital.........................                         4,532,203        $6,889,530
     Accumulated net investment loss..............                                 (81,307)             (769)
     Accumulated net realized gain/(loss) from investment transactions........   1,858,332          (142,328)
     Net unrealized appreciation on
 investments........................................                               844,350         1,738,398
                                                                                   -------         ---------
Net
Assets...........................................                               $7,153,578        $8,484,831
                                                                                ==========        ==========
Net asset value and redemption
     price per share
     ($7,153,578/519,404 and 8,484,831/683,817 shares
     of capital stock outstanding, respectively
     (Note 5)..............................................                     $    13.77        $    12.41
           =                                                                    ==========        ==========

 The accompanying notes are an integral part of these financial statements

               Millennium RHIM Funds, Inc. STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1998
                                   (Unaudited)
                                                                                                                  GROWTH &
                                                                                    GROWTH                         INCOME
INVESTMENT INCOME:
Dividend...........................................................             $        765                     $   17,461
Interest............................................................                  14,675                         30,033
                                                                                      ------                         ------
                                                                                      15,440                         47,494
Expenses:
Advisory fee......................................................                    24,210                         31,619
Administration fee...............................................                     15,123                         11,654
Fund accounting fee............................................                        8,571                              0
Transfer agent fee..............................................                       9,075                              0
Audit fee..........................................................                    5,546                          2,011
Shareholder reporting fee....................................                          4,033                          1,508
Amortization of organizational cost.........................                           3,583                          4,328
Custody fee.......................................................                     3,428                          2,414
Trustee fee........................................................                    2,521                            705
Legal fee..........................................................                    2,017                          5,027
Insurance..........................................................                    1,610                              0
Registration.......................................................                      226                          1,760
Other...............................................................                   4,877                              0
                                                                                       -----                              -
          Total expenses......................................                        84,820                         61,026
                                                                                      ------                         ------
          Reimbursed expenses............................                            (47,867)                       (12,766)
                                                                                     -------                        -------
          Net investment loss................................                        (21,513)                          (766)
                                                                                     -------                           ----
NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
(Note 2)
Net realized gain from investment
          transactions..........................................                   3,713,037                         12,167
Net change in unrealized appreciation of
          investments..........................................                   (1,236,841)                     1,738,398
                                                                                  ----------                      ---------
Net realized and unrealized gain
          on investments......................................                     2,476,196                      1,750,565
                                                                                   ---------                      ---------
Net increase in net assets resulting
          from operations.....................................                  $  2,454,683                    $ 1,749,799
                                                                                ============                    ===========


    The accompanying notes are an integral part of these financial statements

                    Millennium RHIM Funds, Inc. Growth Fund
                       STATEMENT OF CHANGES IN NET ASSETS




                                                                                For the six months               For the period
                                                                                     ended                            ended
                                                                                December 31, 1998                 June 30, 1998*
                                                                                   (Unaudited)

Net investment loss......................................................       $     (21,513)                   $   (59,794)
Net   realized   gain   (loss)   from   investment transactions..............       3,713,037                       (668,793)
Net  change in  unrealized appreciation of  investments.................            2,081,191
Net increase (decrease)in net assets resulting from operations....                  1,352,604                      2,081,191
                                                                                    ---------                      ---------
Distributions from net investment income.................................                   0                              0
Distributions from net gain on investments...............................          (1,185,912)                             0
Net capital share transactions (Note 5)....................................        (3,983,923)                     8,516,126
                                     -                                             ----------                      ---------
Net increase in net assets....................................................     (2,715,152)                     9,868,730
NET ASSETS:
Beginning of period.............................................................    9,868,730                              0
End of period...............................................................    $   7,153,578                   $  9,868,730
                                                                                =============                   ============

* Commencement of operations was July 16, 1997.

    The accompanying notes are an integral part of these financial statements

                Millennium RHIM Funds, Inc. Growth & Income Fund
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 For the period                  For the period
                                                                                      ended                           ended
                                                                                December 31, 1998                June 30, 1998**
                                                                                    (Unaudited)
Net investment loss..........................................................   $         (766)                  $         (3)
Net realized gain from investment transactions..........................                12,167                              0
Net change in unrealized appreciation of investments.................                1,738,398                              0
                                                                                     ---------                              -
Net decrease in net assets resulting from operations..................               1,749,799                             (3)
Distributions from net investment income.................................                    0                              0
Distributions from net realized gains.......................................          (154,495)                             0
Net capital share transactions (Note 5)....................................          5,717,862                      1,171,668
                                     -                                               ---------                      ---------
Net increase in net assets....................................................       7,313,166                      1,171,665

NET ASSETS:
Beginning of period.............................................................     1,171,665                              0
                                                                                     ---------                              -
End of period........................................................           $    8,484,831                  $   1,171,665
                                                                                ==============                  =============

** Commencement of operations was June 26, 1998.



    The accompanying notes are an integral part of these financial statements

                          Millennium RHIM Funds, Inc.
                        GROWTH FUND FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)

                                                                                For the six months                  For the period
                                                                                      ended                              ended
                                                                                 December 31,1998                   June 30, 1998**
                                                                                    (Unaudited)

Net asset value, beginning of period...................                         $         11.78                  $         10.00
                                                                                ---------------                  ---------------
Income from investment operations
Net investment income/(loss)...........................                                   (0.04)                           (0.07)
Net realized and unrealized gain on investments...                                         4.75                             1.85
                                                                                           ----                             ----
Total from investment operations.......................                                    4.71                             1.78
                                                                                           ----                             ----
Less distributions
Dividends from net investment income................                                       0.00                             0.00
Distribution from realized gains from security
  transaction                                                                             (2.72)                            0.00
                                                                                          -----                             ----
Total distributions...........................................                            (2.72)                            0.00
                                                                                          -----                             ----
Net asset value, end of period                                                  $         13.77                  $         11.78
                                                                                ===============                  ===============
Total return...................................................                           39.28%                           17.80%
Ratios/supplemental data
Net assets, end of period (in 000's)....................                        $        7,154                   $         9,869
Ratio of expenses to average
     net assets (Note 4)........................................                          1.45% *                          1.45% *
Ratio of expenses to average
     net assets before expense reimbursement.........                                     3.33% *                          2.48%
*Ratio of net investment income (loss) to
  average net assets.......................................                              (0.84%) *                        (0.87%) *
Portfolio turnover
rate...........................                                                          686.65%                          110.76%

* Annualized
** Commencement of operations was July 16, 1997.

    The accompanying notes are an integral part of these financial statements

                Millennium RHIM Funds, Inc. GROWTH & INCOME FUND
    FINANCIAL HIGHLIGHTS (For a fund share outstanding throughout the(period)
                                                                                For the six months                For the period
                                                                                      ended                            ended
                                                                                 December 31,1998                  June 30, 1998**
                                  (Unaudited)
Net asset value, beginning of period...................                                 $10.00                           $10.00
Income from investment operations
Net investment income/(loss)...........................                                   0.00                             0.00
Net realized and unrealized gain on
investments...                                                                            2.64                             0.00
                                                                                          ----                             ----
Total from investment operations.......................                                   2.64                             0.00
                                                                                          ----                             ----
Less distributions
Dividends from net investment income................                                       0.00                            0.00
Distribution from realized gains from security
     transactions..............................................                           (0.23)                           0.00
                                                                                          -----                            ----
Total distributions...........................................                            (0.23)                           0.00
                                                                                          -----                            ----
Net asset value, end of period                                                           $12                             $10.00
                                                                                         ===                             ======

Total return...................................................                            26.34%                          0.00%
Ratios/supplemental data
Net assets, end
of period (in 000's)....................                                                  $8,485                         $1,172
Ratio of expenses to average
     net assets (Note 4).......................................                           1.45% *                         1.45% *
Ratio of expenses to average
     net assets before expense reimbursement.................                             1.83% *                         5.31% *
Ratio of net investment income to
     average net assets.......................................                          (0.02%) *                        (1.45%)*
Portfolio turnover rate......................................                          315.82%                            0.00%

* Annualized
** Commencement of operations was June 26, 1998.

   The accompanying notes are an integral part of these financial statements.

                          Notes to Financial Statements
                           Millennium RHIM Funds, Inc.
                                December 31, 1998
                                   (Unaudited)

1.   ORGANIZATION:

The Millennium RHIM Growth Fund (the "Growth Fund") and the Millennium RHIM Growth & Income Fund (the "Growth & Income Fund') are registered as diversified open-end management investment companies under the Investment Company Act of 1940, as amended. The Growth Fund's primary investment objective is growth of capital. The Growth & Income Fund's primary investment objective is growth of capital and dividend income. The Growth Fund commenced operations on July 16, 1997, and the Growth & Income Fund commenced operations on June 26, 1998.


2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities and listed securities, for which no sales price is available, are valued at the last bid price. Short-term securities which mature in 60 days or less are valued at cost, which, when combined with accrued interest receivable, approximates value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
B. Security Transactions - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.
C. Federal Income Tax Status - No provision for federal income taxes is required since the funds intend to qualify as a regulated investment companies and distribute all of their taxable income to their shareholders.
D. Dividends and Distributions to Shareholders - The funds record dividends and distributions to shareholders on the ex-dividend date.
E. Deferred Organization Costs-The Growth Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis through July 15, 2002. The Growth and Income Fund has incurred expenses of $42,687 in connection with its organization. Those costs have been deferred and are being amortized on a straight-line basis through June 25, 2003.
F. Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

                           Millennium RHIM Funds, Inc.
                          Notes to Financial Statements
                                December 31, 1998
                                   (Unaudited)



3.   INVESTMENT TRANSACTIONS:

Investment transactions, excluding short-term investments, for the six months ended December 31, 1998, were as follows:
         Growth Fund:
                     Purchases.................$34,074,197
                     Sales......................40,259,839

         Growth & Income Fund:
                     Purchases...............  $22,766,159
                     Sales.................... $17,189,858

4.   INVESTMENT MANAGEMENT AGREEMENT:

The Funds have an investment advisory agreement with Millennium Capital Advisors, Inc. (the "Advisor"). Under this agreement, the Advisor provides the Funds with investment advisory and management services for which the Funds pay a fee at an annual rate of .95% of the average daily net assets of the funds.

The Funds are responsible for their own operating expenses. The Advisor has agreed to reimburse the Funds to the extent necessary to limit aggregate annual operating expenses to 1.45% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Funds, if the Funds are able to effect such reimbursement and remain in compliance with any expense limitations in effect at that time. For the six months ended December 31, 1998, the Advisor has reimbursed the Growth Fund in the amount of $47,867, and the Growth and Income Fund $12,766.

Ridgeway Helms Securities Corp. (the "Distributor") acts as the principal underwriter in a continuous public offering of both Funds shares.The Distributor is an affiliate of the Advisor.

5.  FUND SHARE TRANSACTIONS:

At December 31, 1998, there were an unlimited number of shares authorized with no par value.

Growth Fund:
                                                                                    For the Six                 For the period
                                                                                   Months  ended               July 16, 1997* to
                                                                                  December 31,1998                June 30, 1998
                                                                                Shares          Value       Shares         Value
Shares sold...........................................                          178,169      $2,060,292     928,042      $9,530,260
Dividend reinvestment.................................                           82,778       1,175,453           0               0
Shares repurchased....................................                         (579,169)     (7,219,688)    (90,417)     (1,014,133)
                                                                               --------      ----------     -------      ----------
                                                                               (318,222)    ($3,983,923)    837,625      $8,516,127
                                                                               --------     -----------     -------      ----------

Growth & Income Fund:


                                                                                   For the Six                    For the period
                                                                                   Months ended                  July 16, 1997* to
                                                                                 December 31,1998                   June 30, 1998
                                                                                Shares        Value             Shares       Value

Shares sold...............................................                      593,057   $6,002,871         117.177      $1,171,668
Dividend reinvestment..............................                              12,098      154,495               0               0
Shares repurchased.....................................                         (38,504)    (439,504)              0               0
                                                                                -------     --------               -               -
                                                                                566,651       $5,717,862     117,177      $1,171,688
                                                                                -------       ----------     -------      ----------

* Commencement of operations.

                                     Advisor
                        Millennium Capital Advisors, Inc.
                        400 Montgomery Street, Suite 800
                             San Francisco, CA 94104


                                   Distributor
                      Ridgeway Helms Securities Corporation
                        400 Montgomery Street, Suite 800
                             San Francisco, CA 94104


                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (800) 535-9169


                                  Legal Counsel
                             Spitzer & Feldman, P.C.
                           405 Park Avenue, 6th floor
                            New York, New York 10022



This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.